SCHEDULE OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income before income taxes	$ 370,919	$ 175,904	$ (326,764)	$ (390,648)	$ (42,977)	$ 115,289
UNITED STATES
- Local			(295,229)	(115,739)
Income before income taxes					(208,993)	(222,011)
HONG KONG
Malaysia			(10,442)	(12,795)
Income before income taxes					(49,665)	(45,768)
British Virginia Island [Member]
Malaysia			(2,700)	(2,550)
Income before income taxes					(2,550)	(2,550)
Labuan [Member]
Malaysia			5,226	(34,409)
Income before income taxes					(81,873)	(30,131)
MALAYSIA
Malaysia			$ (23,619)	$ (225,155)
Income before income taxes					$ 300,104	$ 415,749